Cash and Cash Equivalents (Tables)	12 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	30 June 2025 $	30 June 2024 $
Cash at bank	7,297,328	1,259,242
	7,297,328	1,259,242